Net Income (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 10.  Net Loss Per Share

Basic and diluted net loss per share are shown on the statement of operations.

No adjustment has been made to the net loss for charges related to MTDC Notes or Series 1 Convertible Preferred Stock, as the effect would be anti-dilutive due to the net loss.

The following outstanding stock options, warrants and unit warrants (on an as-converted into common stock basis) and shares issuable or contingently issuable upon conversion of restricted stock, Series 1 Convertible Preferred Stock and MTDC Notes were excluded from the computation of diluted net loss per share attributable to holders of common stock as they had antidilutive effects for the three and six months ended June 30, 2015 and 2014:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
	(in thousands)		(in thousands)
Common share equivalents issuable upon exercise of common stock options	53	2	46	3
Shares issuable upon vesting of restricted stock	421	2	335	1
Shares issuable upon conversion of Series 1 Convertible Preferred Stock	—	731	—	736
Shares issuable upon conversion of MTDC Notes	1,343	398	1,343	398
Total common share equivalents excluded from denominator for diluted earnings per share computation	1,817	1,133	1,724	1,138

NOTE 15.  Net Income (Loss) Per Share

Basic and diluted net income (loss) per share are shown on the Statements of Operations.

No adjustment has been made to the net loss for charges, gains, losses and accretion related to Series A and B CPS, MTDC Notes, Series A-1 Convertible Preferred Stock and CPNs, as the effect would be anti-dilutive due to the net loss.

The following outstanding stock options, warrants and unit warrants (on an as-converted into common stock basis) and shares issuable or contingently issuable upon conversion of restricted stock, Series 1 convertible preferred stock, Series A, B and C CPS, MTDC Notes, Series A-1 convertible preferred stock and CPNs were excluded from the computation of diluted net loss per share attributable to holders of common stock as they had antidilutive effects for the years ended December 31, 2014 and 2013:

	Year Ended December 31,
	2014	2013

Common share equivalents issuable upon exercise of common stock options	21,943	61

Common share equivalents issuable upon exercise of common stock warrants	1,031,117	59,184

Common share equivalents issuable upon exercise of unit warrants	—	12,898

Shares issuable upon vesting of restricted stock	79,268	—

Shares issuable upon conversion of Series 1 Convertible Preferred Stock	477,640	291,230

Shares issuable upon conversion of Series A CPS	—	26,651

Shares issuable upon conversion of Series B CPS	—	47,019

Shares issuable upon conversion of Series C CPS	—	2,933

Shares issuable upon settlement of MTDC Notes	1,528,558	29,050

Shares issuable upon conversion of Series A-1 Convertible Preferred Stock	—	21,181

Shares issuable upon conversion of convertible promissory notes	—	19,337

Total common share equivalents excluded from denominator for diluted earnings per share computation	3,138,526	509,544